Summary of Significant Accounting Policies - Changes in Balances of Component of Accumulated Other Comprehensive (Loss) Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 1,543,679	$ 1,547,371	$ 1,443,784
Other comprehensive loss	2,803	(648)	(1,534)
Ending balance	1,777,412	1,543,679	1,547,371
Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(2,051)	(1,403)	131
Other comprehensive loss	2,626	(648)	(1,534)
Ending balance	$ 575	$ (2,051)	$ (1,403)